UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

				FORM 13F

			FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended : December 31, 2008
Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[  ] is a restatement
				 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name : Glynn Capital Management LLC
Address: 3000 Sand Hill Road
	 Bldg 4-235
	 Menlo Park, CA 94025

13F File Number :801-41243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name : Vivian Loh Nahmias
Title :CFO
Phone : 650-854-2215
Signature, Place, and Date of Signing:

Vivian Loh Nahmias	Menlo Park	CA	January 29, 2009



			FORM 13F SUMMARY PAGE
Report Summary :

Number of Other Included Managers : 0

Form 13F Information Table Entry Total : 42

Form 13F Information Table Value Total : $70,009


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100     1904    35000 SH       Sole                    35000
Activision Blizzard, Inc       COM              00507V109     3279   348425 SH       Sole                   348425
Advent Software                COM              007974108     3711   176120 SH       Sole                   176120
Akamai Technologies            COM              00971T101     2308   166050 SH       Sole                   166050
Alexza Pharmaceuticals         COM              015384100      416   136975 SH       Sole                   136975
Automatic Data Processing, Inc COM              053015103      257     6911 SH       Sole                     6911
BP Amoco PLC                   COM              055622104      820    19054 SH       Sole                    19054
Berk. Hath. Class A            COM              084670108     1292       15 SH       Sole                       15
Berk. Hath. Class B            COM              084670207     1739      609 SH       Sole                      609
Cavium Networks, Inc.          COM              14965A101     1963   235675 SH       Sole                   235675
Cisco Systems                  COM              17275R102      421    25150 SH       Sole                    25150
Constant Contact, Inc          COM              210313102     2522   169374 SH       Sole                   169374
Data Domain, Inc.              COM              23767P109     3425   188713 SH       Sole                   188713
Dolby Laboratories, Inc.       COM              25659T107     3047   115975 SH       Sole                   115975
EMC Corporation                COM              268648102      685    64098 SH       Sole                    64098
Ebay                           COM              278642103      121    10000 SH       Sole                    10000
Electronic Arts                COM              285512109     3260   197721 SH       Sole                   197721
FormFactor, Inc.               COM              346375108     1887   125187 SH       Sole                   125187
General Electric               COM              369604103      732    56016 SH       Sole                    56016
General Mills                  COM              370334104      806    13336 SH       Sole                    13336
Google Inc                     COM              38259P508     2219     6693 SH       Sole                     6693
Halliburton Co.                COM              406216101      371    20000 SH       Sole                    20000
IBM                            COM              459200101     2027    22116 SH       Sole                    22116
InnerWorkings, Inc.            COM              45773Y105      583   171962 SH       Sole                   171962
Intel Corp.                    COM              458140100      690    50000 SH       Sole                    50000
Intuit, Inc.                   COM              461202103     3918   168889 SH       Sole                   168889
Johnson & Johnson              COM              478160104      928    16128 SH       Sole                    16128
Linear Technology              COM              535678106     5126   209894 SH       Sole                   209894
Marvell Technology             COM              G5876H105     1800   250062 SH       Sole                   250062
Minnesota Mining               COM              604059105      216     4000 SH       Sole                     4000
Neutral Tandem                 COM              64128B108     3475   215985 SH       Sole                   215985
Omniture, Inc.                 COM              68212S109     2270   245650 SH       Sole                   245650
Oracle Corporation             COM              68389X105      176    10200 SH       Sole                    10200
Pfizer, Inc.                   COM              717081103      791    50000 SH       Sole                    50000
Royal Dutch Shell PLC          COM              780259206      201     4000 SH       Sole                     4000
Salesforce.com Inc.            COM              79466L302     2526    92195 SH       Sole                    92195
Schering-Plough                COM              806605101      753    40000 SH       Sole                    40000
Schlumberger Ltd.              COM              806857108      672    16000 SH       Sole                    16000
SuccessFactors, Inc            COM              864596101     1986   319775 SH       Sole                   319775
Target CP                      COM              239753106      438    13140 SH       Sole                    13140
VMWare                         COM              928563402     1778    82800 SH       Sole                    82800
eHealth, Inc.                  COM              28238P109     2471   184147 SH       Sole                   184147